Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information
Basis of Presentation and General Information
1.

Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc., or DSI,
and

its

wholly owned

subsidiaries (collectively,

the

“Company”). DSI

was formed

on
March 8, 1999
,

as
Diana

Shipping

Investment

Corp.,

under

the

laws

of

the

Republic

of

Liberia.

In

February

2005,

the
Company’s

articles

of

incorporation

were

amended.

Under

the

amended

articles

of

incorporation,

the
Company

was

renamed

Diana

Shipping

Inc.

and

was

re-domiciled

from

the

Republic

of

Liberia

to

the
Republic of the Marshall Islands.
The Company

is engaged

in the ocean

transportation of

dry bulk

cargoes worldwide

through the ownership
and

bareboat charter

in of

dry bulk

carrier vessels.

The Company

operates its

own fleet

through Diana
Shipping Services

S.A. (or

“DSS”), a

wholly owned

subsidiary and

through Diana

Wilhelmsen Management
Limited, or

DWM, a
50
% owned

joint venture

(Note 3).

The fees

paid to

DSS are

eliminated in

consolidation.

The outbreak of war

between Russia and the

Ukraine has disrupted supply chains

and caused instability
in the

energy markets

and the

global economy,

which have

experienced significant volatility.

The United
States

and

the

European

Union,

among

other

countries,

have

announced

sanctions

against

Russia,
including sanctions targeting

the Russian oil

sector, among those a prohibition

on the import

of oil and

coal
from Russia to the United States.
As of December 31, 2022, and

during the year ended December 31, 2022, the

Company’s operations, or
counterparties, have not been significantly affected by the war in Ukraine and their implications, however, as volatility

continues it

is difficult

to predict

the long-term

impact on

the industry

and on

the Company’s
business and

it is possible

that in the

future third

parties with

whom the

Company has

or will

have contracts
may

be impacted

by such

events and

sanctions. The

Company is

constantly monitoring

the developing
situation,

as

well

as

its

charterers’

and

other

counterparties’

response

to

the

market

and

continuously
evaluates the

effect on

its operations.

As events

continue to

evolve and

additional information

becomes
available, the Company’s estimates may change in future periods.